Business Acquisitions, Dispositions, Goodwill and Intangible Assets (Details) - USD ($) shares in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Nov. 26, 2018
Business Acquisition [Line Items]
Acquisition Cost Of Acquired Entities and Interest in Affiliates	$ 31,142,000,000	$ 231,000,000	$ 712,000,000
Noncash Or Part Noncash Acquisition Debt Assumed	7,784,000,000		2,000,000
Proceeds from Issuance of Debt	11,000,000,000
Proceeds from Debt, Net of Issuance Costs	10,900,000,000
Business Combination, Acquisition Related Costs	112,000,000	39,000,000
Interest Expense	1,038,000,000	$ 909,000,000	$ 1,039,000,000
Stock Issued During Period, Value, Acquisitions	$ 7,960,000,000
Stock Issued During Period, Shares, Acquisitions	62.2
Inventory, Net	$ 175,000,000
Goodwill resulting from business combinations	20,745,000,000
Business Combination, Consideration Transferred	23,493,000,000
Rockwell Collins [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Cash and Equivalents				$ 640,000,000
Noncash Or Part Noncash Acquisition Debt Assumed	7,800,000,000
Total enterprise value	30,600,000,000
Fair value adjustment, inventory				282,000,000
Fair value adjustment, fixed assets				269,000,000
Contractual Obligation	970,000,000			970,000,000
Contractual Obligation, Due in Next Fiscal Year	148,000,000
Contractual Obligation, Due in Second Year	138,000,000
Contractual Obligation, Due in Third Year	130,000,000
Contractual Obligation, Due in Fourth Year	125,000,000
Contractual Obligation, Due in Fifth Year	116,000,000
Interest Income (Expense), Net	46,000,000
Interest Expense	114,000,000
Interest Income, Domestic Deposits	$ 68,000,000
Business Acquisition, Name of Acquired Entity	Rockwell Collins, Inc. (Rockwell Collins)
Business Acquisition, Effective Date of Acquisition	Nov. 26, 2018
Business Acquisition Cash Paid	$ 93.33
Business Acquisition UTC stock payable	0.37525
Payments to Acquire Businesses, Gross	15,500,000,000
Payments to Acquire Businesses, Net of Cash Acquired	14,900,000,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Assets, Receivables				1,660,000,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Inventory				1,527,000,000
Business combination, recognized identifiable assets acquired and liabilities assumed, contract with customer asset, current				302,000,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Assets, Other				297,000,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Deferred Tax Assets Noncurrent				41,000,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Property, Plant, and Equipment				1,691,000,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Indefinite-Lived Intangible Assets				1,870,000,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Other Noncurrent Assets				192,000,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets				17,140,000,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities, Long-term Debt				2,254,000,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities, Accounts Payable				378,000,000
Business combination, recognized identifiable assets acquired and liabilities assumed, accrued liabilities current				1,679,000,000
Business combination, recognized identifiable assets acquired and liabilities assumed, contract with customer liabilities, current				301,000,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Noncurrent Liabilities, Long-term Debt				5,530,000,000
Business combination, recognized identifiable assets acquired and liabilities assumed, liability, defined benefit plan, noncurrent				502,000,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Noncurrent Liabilities, Other				3,465,000,000
Business combination, recognized identifiable assets acquired and liabilities assumed, noncontrolling interest				6,000,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Liabilities				14,115,000,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net				3,025,000,000
Goodwill resulting from business combinations	$ 20,468,000,000
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net				23,493,000,000
Customer Relationships [Member] | Rockwell Collins [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles				8,320,000,000
Technology-Based Intangible Assets [Member] | Rockwell Collins [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles				600,000,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill				$ 10,790,000,000
Maximum [Member] | Customer Relationships [Member]
Business Acquisition [Line Items]
Finite-Lived Intangible Asset, Useful Life	50 years
Maximum [Member] | Customer Relationships [Member] | Rockwell Collins [Member]
Business Acquisition [Line Items]
Finite-Lived Intangible Asset, Useful Life	20 years
Maximum [Member] | Technology-Based Intangible Assets [Member] | Rockwell Collins [Member]
Business Acquisition [Line Items]
Finite-Lived Intangible Asset, Useful Life	15 years
Minimum [Member] | Customer Relationships [Member]
Business Acquisition [Line Items]
Finite-Lived Intangible Asset, Useful Life	1 year
Minimum [Member] | Customer Relationships [Member] | Rockwell Collins [Member]
Business Acquisition [Line Items]
Finite-Lived Intangible Asset, Useful Life	10 years